Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Industrials Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Industrials Fund - Class A
Bar Chart Table:
Annual Return 2013	39.41%
Annual Return 2014	5.88%
Annual Return 2015	(2.19%)
Annual Return 2016	15.48%
Annual Return 2017	19.56%
Annual Return 2018	(15.58%)
Annual Return 2019	27.75%
Annual Return 2020	11.17%
Annual Return 2021	16.60%
Annual Return 2022	(10.62%)